Related Party Balance and Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Balance and Transactions
Schedule of transactions with related parties

	For the six months ended
	June 30,
	2022	2023
	RMB	RMB
Transactions with related parties
(1) Base commission income and Sales incentive income shared with related parties under Self-Commitment and Non-Group Collaborative Agreements (see note 1)
Ningbo Meishan Jiufeng Investment Limited Partnership(“Jiufeng”)	23	—
Jiuzhen	4,022	—
Shanghai Chongkai Enterprise Management (LLP) (“Chongkai”)	59	—
Muju	566	286
	4,670	286

	For the six months
	ended June 30,
	2022	2023
	RMB	RMB
(2) Other income shared with related parties
Chenji Zhaozhao	—	100
	—	100
	4,670	386

Schedule of amounts due to related parties

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Amounts due to related parties
(1) Payables for income shared under Non-Group Collaborative Agreements (see note 1)
Gefei Chengyun	10,759	10,759
Jiufeng	242	242
Jiuchuan	9,403	9,403
Longshutianye	10,140	10,140
Yunde	9,383	9,383
Detong	3,274	3,274
Qixing	964	—
Jiushi	65	65
	44,230	43,266

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
(2) Payables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement
Derong	9,733	9,733
Jiushen	29	29
Jiufeng	495	495
	10,257	10,257

(3) Other payables
Jiushen	790	790
Jiuzhen	3,981	3,981
Chongkai	3,689	3,689
Jiufeng	149	149
Muju	5,561	5,847
Chenji Zhaozhao	191	—
	14,361	14,456

Total	68,848	67,979